CURRENT ACCRUED LIABILITIES AND OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CURRENT ACCRUED LIABILITIES AND OTHER NON-CURRENT LIABILITIES
NOTE 4.    CURRENT ACCRUED LIABILITIES AND OTHER NON-CURRENT LIABILITIES
The table below presents comparative detailed information about our current accrued liabilities at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	(in thousands)
Current Accrued Liabilities:
Accrued payroll, taxes and employee benefits	$51,558	$21,499
Accrued operating expenditures	40,635	36,785
Income, sales, use and other taxes	27,764	89,416
Self-insurance reserves	32,030	30,195
Insurance premium financing	8,358	7,443
Unsettled legal claims	—	2,600
Share-based compensation liabilities	2,968	1,146
Other	—	6,021
Total	$163,313	$195,105

The table below presents comparative detailed information about our other non-current accrued liabilities at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	(in thousands)
Non-Current Accrued Liabilities:
Asset retirement obligations	$11,928	$11,003
Environmental liabilities	3,953	4,011
Accrued rent	1,977	1,998
Accrued sales, use and other taxes	7,191	8,397
Other	4,036	2,549
Total	$29,085	$27,958